SCHEDULE OF INVESTMENTS

Ivy International Small Cap Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia

Consumer Discretionary – 1.1%
Ardent Leisure Group(A)	2,160	$1,971

Financials – 1.3%
Steadfast Group Ltd.	952	2,324

Materials – 0.9%
Nufarm Ltd.	397	1,612

Total Australia - 3.3%		$5,907

Austria
Real Estate – 0.8%
Immofinanz AG	54	1,458

Total Austria - 0.8%		$1,458

Belgium
Information Technology – 1.5%
Barco N.V.	11	2,603

Total Belgium - 1.5%		$2,603

Canada
Materials – 0.8%
Lundin Mining Corp.	241	1,451

Total Canada - 0.8%		$1,451

France
Consumer Discretionary – 0.4%
Faurecia S.A.	13	720

Energy – 2.4%
Rubis Group	68	4,160

Financials – 0.4%
Rothschild & Co.	22	629

Health Care – 1.0%
Orpea S.A.	14	1,749

Industrials – 3.8%
Alstom	62	2,941
Teleperformance SE	15	3,601
		6,542

Information Technology – 1.1%
Soitec S.A.(A)	8	854
Sopra Steria Group S.A.	6	977
		1,831

Total France - 9.1%		$15,631

Germany
Health Care – 0.8%
Vivoryon Therapeutics AG(A)	215	1,315

Information Technology – 0.8%
Mynaric AG(A)(B)	34	1,487

Total Germany - 1.6%		$2,802

Hong Kong
Communication Services – 1.2%
HKBN Ltd.	1,249	2,093

Industrials – 1.2%
Pacific Basin Shipping Ltd.	10,130	2,132

Total Hong Kong - 2.4%		$4,225
Ireland
Consumer Discretionary – 1.0%
Dalata Hotel Group plc	318	1,838

Consumer Staples – 0.8%
Total Produce plc	916	1,468

Financials – 1.1%
Greencoat Renewables plc	1,410	1,874

Health Care – 2.0%
UDG Healthcare plc	97	1,036
Uniphar plc(A)	1,848	2,529
		3,565

Industrials – 0.7%
Kingspan Group plc	20	1,225

Materials – 1.5%
Smurfit Kappa Group plc	67	2,570

Total Ireland - 7.1%		$12,540

Isle of Man
Consumer Discretionary – 1.3%
GVC Holdings plc	197	2,303

Information Technology – 1.6%
Strix Group plc(B)	1,049	2,710

Total Isle of Man - 2.9%		$5,013

Japan
Communication Services – 4.0%
ARTERIA Networks Corp.	219	3,522
Daiichikosho Co. Ltd.	43	2,234
Macromill, Inc.	124	1,186
		6,942

Consumer Discretionary – 6.0%
Komeda Holdings Co. Ltd.	153	2,981
NGK Spark Plug Co. Ltd.	112	2,155
Ryohin Keikaku Co. Ltd.	102	2,366
Stanley Electric Co. Ltd.	101	2,918
		10,420

Consumer Staples – 3.3%
Kobe Bussan Co. Ltd.	78	2,672
Matsumotokiyoshi Holdings Co. Ltd.	79	3,048
		5,720

Financials – 1.6%
Bank of Kyoto Ltd. (The)(B)	66	2,827

Health Care – 0.7%
Nippon Shinyaku Co. Ltd.	14	1,225

Industrials – 8.8%
MISUMI Group, Inc.	100	2,468
Okamura Corp.	263	2,669
OSG Corp.	125	2,378
SATO Holdings Corp.	62	1,931
SG Holdings Co. Ltd.	92	2,057
Takeuchi Mfg Co. Ltd.	133	1,977
Tsubaki Nakashima Co. Ltd.	140	2,040
		15,520

Information Technology – 3.4%
DISCO Corp.	11	2,642
SCSK Corp.	65	3,344
		5,986

Materials – 1.4%
Zeon Corp.	198	2,452

Real Estate – 5.7%
GLP J-REIT	1	1,775
Ichigo, Inc.	434	1,821
Kenedix Office Investment Corp.	—*	2,824

TechnoPro Holdings, Inc.(B)	50	3,454
		9,874

Total Japan - 34.9%		$60,966

Jersey
Materials – 0.3%
Breedon Group plc(A)	435	478

Total Jersey - 0.3%		$478

Luxembourg
Real Estate – 1.7%
Grand City Properties S.A.	120	2,894

Total Luxembourg - 1.7%		$2,894

Netherlands
Information Technology – 0.9%
ASM International N.V.	14	1,604

Total Netherlands - 0.9%		$1,604

Poland
Communication Services – 0.7%
CD Projekt S.A.	17	1,260

Total Poland - 0.7%		$1,260

Singapore
Industrials – 0.8%
BOC Aviation Ltd.	132	1,347

Real Estate – 3.0%
City Developments Ltd.	237	1,920
Manulife U.S. REIT	3,335	3,318
		5,238

Total Singapore - 3.8%		$6,585

South Korea
Financials – 1.2%
Hyundai Marine & Fire Insurance Co. Ltd.(A)	91	2,110

Total South Korea - 1.2%		$2,110

Spain
Health Care – 1.3%
Almirall S.A.	139	2,291

Total Spain - 1.3%		$2,291

Switzerland
Consumer Staples – 1.4%
Barry Callebaut AG, Registered Shares	1	2,470

Financials – 1.3%
Helvetia Holding AG	16	2,268

Health Care – 0.7%
Vifor Pharma AG	6	1,166

Information Technology – 2.3%
Logitech International S.A., Registered Shares	86	4,064

Total Switzerland - 5.7%		$9,968

United Kingdom
Communication Services – 3.9%
Future plc	209	4,022
Rightmove plc	327	2,744
		6,766

Consumer Discretionary – 4.8%
City Pub Group plc (The)(B)	292	840
Coats Group plc	2,134	2,109
Games Workshop Group plc	40	3,199
Gamesys Group plc(A)	102	958

Stock Spirits Group plc	415	1,136
		8,242

Energy – 0.8%
Premier Oil plc(A)(B)	1,043	1,357

Financials – 2.3%
Draper Esprit plc(A)	117	745
St. James’s Place plc	133	2,056
TP ICAP plc	219	1,187
		3,988

Health Care – 0.3%
Sensyne Health plc(A)(B)	660	604

Industrials – 2.7%
Diploma plc	91	2,443
National Express Group plc	354	2,200
		4,643

Information Technology – 1.8%
Avast plc	511	3,066

Real Estate – 0.7%
Great Portland Estates plc	104	1,189

Total United Kingdom - 17.3%		$29,855

TOTAL COMMON STOCKS – 97.3%		$169,641
(Cost: $147,880)

PREFERRED STOCKS

Germany
Industrials – 1.9%
Sixt SE	45	3,302

Total Germany - 1.9%		$3,302

TOTAL PREFERRED STOCKS – 1.9%		$3,302
(Cost: $2,747)

SHORT-TERM SECURITIES
Money Market Funds (C) – 3.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class
1.550%	642	642
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
1.550% (D)	4,638	4,638
		5,280

TOTAL SHORT-TERM SECURITIES – 3.0%		$5,280
(Cost: $5,280)

TOTAL INVESTMENT SECURITIES – 102.2%		$178,223
(Cost: $155,907)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.2)%		(3,905)

NET ASSETS – 100.0%		$174,318

Notes to Schedule of Investments

* Not shown due to rounding.

(A) No dividends were paid during the preceding 12 months.

(B) All or a portion of securities with an aggregate value of $6,555 are on loan.

(C) Rate shown is the annualized 7-day yield at December 31, 2019.

(D) Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$8,859	$8,202	$—
Consumer Discretionary	15,074	10,420	—
Consumer Staples	1,468	8,190	—
Energy	5,517	—	—
Financials	8,815	7,205	—
Health Care	9,524	2,391	—
Industrials	15,889	15,520	—
Information Technology	11,814	11,537	—
Materials	4,660	3,903	—
Real Estate	2,964	17,689	—
Total Common Stocks	$84,584	$85,057	$—
Preferred Stocks	—	3,302	—
Short-Term Securities	5,280	—	—
Total	$89,864	$88,359	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$155,907

Gross unrealized appreciation	29,445

Gross unrealized depreciation	(7,129)

Net unrealized appreciation	$22,316